Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Short-term marketable securities	$ 575,814	$ 522,028
Long-term marketable securities	404,896	435,189
Marketable securities	$ 980,710	$ 957,217